CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities and commitments [Abstract]
Schedule of Minimum Future Lease Fees for Office and Storage Spaces	Minimum future lease fees for the office and storage spaces as of December 31, 2018 are as follows:
U.S. Dollars in thousands

Year 1	$577
Year 2 to 5	2,365
Year 6 and thereafter	1,848

$4,790

Schedule of Minimum Future Lease Fees for Existing Vehicles	Minimum future lease fees for the existing vehicles as of December 31, 2018 are as follows:
U.S Dollars in thousands

Year 1	$406
Year 2	209
Year 3	29

$644